CONSOLIDATED STATEMENTS OF CASH FLOWS (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net income	875	484	570
Reconciliation of net income to cash provided by operating activities:
Depreciation and amortization	565	539	490
Deferred income taxes (Note 7)	212	140	187
Pension funding in excess of expense (Note 23)	(55)	(61)	(647)
Asset impairments (Note 3)	435	265
Labour restructuring, net (Note 4)	(29)	50
Other operating activities, net	(51)	(84)	(112)
Change in non-cash working capital balances related to operations (Note 10)	(2)	(5)	24
Cash provided by operating activities	1,950	1,328	512
Investing activities
Additions to properties (Note 14)	(1,236)	(1,148)	(1,104)
Proceeds from sale of properties and other assets	73	145	71
Change in restricted cash and cash equivalents used to collateralize letters of credit (Note 18)	(411)
Other	(23)	(8)	(11)
Cash used in investing activities	(1,597)	(1,011)	(1,044)
Financing activities
Dividends paid	(244)	(223)	(193)
Issuance of common shares (Note 22)	83	198	29
Issuance of long-term debt (Note 18)		71	757
Repayment of long-term debt (Note 18)	(56)	(50)	(401)
Net (decrease) increase in short-term borrowing (Note 18)		(27)	28
Other	(3)	1	(3)
Cash (used in) provided by financing activities	(220)	(30)	217
Effect of foreign currency fluctuations on U.S. dollar-denominated cash and cash equivalents	10	(1)	1
Cash position
Increase (decrease) in cash and cash equivalents	143	286	(314)
Cash and cash equivalents at beginning of year	333	47	361
Cash and cash equivalents at end of year (Note 11)	476	333	47
Supplemental disclosures of cash flow information:
Income taxes paid (refunded)	31	(3)	4
Interest paid	295	278	271